Financial instruments - Additional Information (Detail) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Weighted average growth rate	16.60%
Risk adjusted discount rate	4.00%
An increase or decrease in the multiple of zero point five times revenue [member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease in fair value of other investments	£ 26.9
Increase or decrease on Income statement due to change in fair value of other investment	1.5
Increase or decrease on equity due to change in fair value of other investment	25.4
One percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in combined liabilities due to earn out and put option arrangement	3.0
Increase (Decrease) in combined liabilities due to earn out and put option arrangement	3.1
0.5 percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	3.5
Decrease in combined liabilities due to earn out and put option arrangement	£ 3.4